UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                       as of January 31, 2018 (Unaudited)

Deutsche Emerging Markets Fixed Income Fund

		Principal Amount ($) (a)	Value ($)
Bonds 94.6%
Angola 1.8%
Republic of Angola, 144A, 9.5%, 11/12/2025 (Cost $1,348,993)		1,250,000	1,463,550
Argentina 6.3%
Banco Hipotecario SA, 144A, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.000%, 25.938% **, 11/7/2022	ARS	10,975,000	595,062
Provincia de Entre Rios Argentina, 144A, 8.75%, 2/8/2025		775,000	813,750
Provincia de Rio Negro, 144A, 7.75%, 12/7/2025		800,000	788,000
Republic of Argentina:
REG S, 3.875%, 1/15/2022	EUR	750,000	973,605
6.875%, 1/11/2048		1,270,000	1,228,725
7.625%, 4/22/2046		750,000	792,000
(Cost $5,115,592)			5,191,142
Azerbaijan 2.5%
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026		1,430,000	1,635,276
State Oil Co. of the Azerbaijan Republic, REG S, 4.75%, 3/13/2023		405,000	414,113
(Cost $2,027,722)			2,049,389
Brazil 1.0%
Federal Republic of Brazil, 5.625%, 1/7/2041 (Cost $825,956)		800,000	804,800
Chile 1.5%
Corp. Nacional del Cobre de Chile, 144A, 4.5%, 8/1/2047		300,000	315,345
Empresa Nacional del Petroleo, 144A, 4.5%, 9/14/2047		500,000	483,900
Latam Finance Ltd., 144A, 6.875%, 4/11/2024		400,000	424,000
(Cost $1,203,728)			1,223,245
China 0.6%
China Development Bank, 2.75%, 11/16/2022 (Cost $491,580)		500,000	489,801
Colombia 2.8%
Republic of Colombia:
3.875%, 4/25/2027		1,465,000	1,477,453
5.0%, 6/15/2045		775,000	814,525
(Cost $2,313,447)			2,291,978
Dominican Republic 2.1%
Dominican Republic:
144A, 5.5%, 1/27/2025		1,000,000	1,045,000
144A, 6.85%, 1/27/2045		570,000	634,125
(Cost $1,670,910)			1,679,125
Ecuador 4.0%
Republic of Ecuador:
144A, 7.875%, 1/23/2028		1,090,000	1,106,895
144A, 8.75%, 6/2/2023		750,000	825,000
144A, 8.875%, 10/23/2027		1,195,000	1,301,056
(Cost $3,150,994)			3,232,951
El Salvador 1.2%
Republic of El Salvador, 144A, 6.375%, 1/18/2027 (Cost $1,014,828)		1,000,000	1,022,500
Honduras 0.6%
Government of Honduras, 144A, 6.25%, 1/19/2027 (Cost $435,000)		435,000	467,094
Indonesia 9.2%
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	41,120,000,000	3,516,483
Perusahaan Listrik Negara PT, 144A, 5.25%, 10/24/2042		1,600,000	1,638,080
Perusahaan Penerbit SBSN Indonesia III:
144A, 3.4%, 3/29/2022		1,065,000	1,070,325
144A, 4.325%, 5/28/2025		1,250,000	1,289,062
(Cost $7,117,445)			7,513,950
Ivory Coast 2.3%
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028 (Cost $1,813,708)		1,800,000	1,909,850
Jamaica 0.8%
Government of Jamaica, 7.625%, 7/9/2025 (Cost $622,649)		525,000	621,936
Kazakhstan 4.5%
KazAgro National Management Holding JSC:
REG S, 3.255%, 5/22/2019	EUR	680,000	863,250
144A, 4.625%, 5/24/2023		815,000	829,425
Kazakhstan Temir Zholy National Co. JSC, 144A, 4.85%, 11/17/2027		1,900,000	1,980,723
(Cost $3,542,840)			3,673,398
Kenya 0.8%
Republic of Kenya, 144A, 6.875%, 6/24/2024 (Cost $624,742)		590,000	621,536
Malaysia 1.4%
Government of Malaysia, 144A, 3.043%, 4/22/2025 (Cost $1,209,498)		1,200,000	1,186,464
Mexico 4.8%
Credito Real SAB de CV SOFOM ER, 144A, 7.25%, 7/20/2023		750,000	792,750
Petroleos Mexicanos:
144A, 5.375%, 3/13/2022		364,000	385,476
5.625%, 1/23/2046		1,880,000	1,729,600
144A, 6.5%, 3/13/2027		930,000	1,017,299
(Cost $3,824,948)			3,925,125
Morocco 1.7%
Kingdom of Morocco, REG S, 4.5%, 10/5/2020 (Cost $1,375,523)	EUR	1,000,000	1,377,499
Namibia 2.2%
Republic of Namibia, 144A, 5.25%, 10/29/2025 (Cost $1,830,054)		1,800,000	1,840,536
Netherlands 1.1%
Kazakhstan Temir Zholy Finance BV, 144A, 6.95%, 7/10/2042 (Cost $883,762)		750,000	889,203
Nigeria 2.1%
Republic of Nigeria, 144A, 6.5%, 11/28/2027 (Cost $1,660,000)		1,660,000	1,722,383
Oman 5.4%
Oman Government International Bond:
144A, 4.75%, 6/15/2026		850,000	829,871
144A, 5.375%, 3/8/2027		1,600,000	1,603,187
144A, 5.625%, 1/17/2028		2,000,000	2,013,860
(Cost $4,459,446)			4,446,918
Pakistan 1.2%
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027 (Cost $1,000,000)		1,000,000	1,009,652
Panama 1.0%
Republic of Panama, 4.5%, 5/15/2047 (Cost $738,217)		740,000	785,510
Peru 2.9%
Corp. Financiera de Desarrollo SA:
144A, 4.75%, 2/8/2022		500,000	524,350
144A, 4.75%, 7/15/2025		500,000	531,300
Petroleos del Peru SA, 144A, 5.625%, 6/19/2047		1,250,000	1,321,875
(Cost $2,307,121)			2,377,525
Philippines 1.7%
Bangko Sentral Ng Pilipinas Bond, Series A, 8.6%, 6/15/2027 (Cost $1,056,530)		1,000,000	1,378,750
Russia 5.4%
GTH Finance BV, 144A, 7.25%, 4/26/2023		1,300,000	1,449,110
Russian Federation, 144A, 4.25%, 6/23/2027		400,000	410,314
Vnesheconombank, REG S, 4.032%, 2/21/2023	EUR	1,865,000	2,541,250
(Cost $3,806,360)			4,400,674
South Africa 2.8%
Eskom Holdings SOC Ltd., 144A, 7.125%, 2/11/2025 (b) (Cost $2,252,869)		2,150,000	2,255,556
Sri Lanka 1.7%
National Savings Bank, 144A, 5.15%, 9/10/2019		600,000	605,220
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		800,000	814,004
(Cost $1,400,000)			1,419,224
Tajikistan 1.9%
Republic of Tajikistan, 144A, 7.125%, 9/14/2027 (b) (Cost $1,575,000)		1,575,000	1,532,160
Turkey 6.4%
Export Credit Bank of Turkey, 144A, 5.375%, 10/24/2023		1,000,000	1,011,100
Republic of Turkey:
4.25%, 4/14/2026		2,050,000	1,934,728
5.625%, 3/30/2021		800,000	838,320
6.0%, 3/25/2027		550,000	578,050
6.0%, 1/14/2041		875,000	872,918
(Cost $5,293,490)			5,235,116
Ukraine 4.3%
Government of Ukraine:
144A, 7.375%, 9/25/2032		970,000	984,300
144A, 7.75%, 9/1/2022		1,200,000	1,307,520
144A, 7.75%, 9/1/2023		500,000	543,215
144A, 7.75%, 9/1/2024		600,000	649,248
(Cost $3,225,699)			3,484,283
United States 0.7%
U.S. Treasury Bills:
1.296% ***, 8/16/2018		66,000	65,411
1.641% ***, 10/11/2018		500,000	494,105
(Cost $559,793)			559,516
Uruguay 1.2%
Republic of Uruguay, 4.125%, 11/20/2045 (Cost $870,255)		1,000,000	985,000
Venezuela 1.0%
Petroleos de Venezuela SA:
144A, 6.0%, 5/16/2024 *		1,750,000	411,250
144A, 9.0%, 11/17/2021 *		1,480,000	388,500
(Cost $1,232,453)			799,750
Zambia 1.7%
Republic of Zambia, 144A, 8.5%, 4/14/2024 (Cost $1,416,241)		1,300,000	1,424,688
Total Bonds (Cost $75,297,393)			77,291,777
		Shares	Value ($)
Securities Lending Collateral 4.8%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.25% (c) (d) (Cost $3,913,390)		3,913,390	3,913,390
Cash Equivalents 4.5%
Deutsche Central Cash Management Government Fund, 1.34% (c) (Cost $3,657,069)		3,657,069	3,657,069
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $82,867,852)		103.9	84,862,236
Other Assets and Liabilities, Net		(3.9)	(3,167,289)
Net Assets		100.0	81,694,947

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Petroleos de Venezuela SA *	6.0%	5/16/2024	1,750,000	774,222	411,250
Petroleos de Venezuela SA*	9.0%	11/17/2021	1,480,000	458,231	388,500
				1,232,453	799,750

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2018 amounted to $3,707,794, which is 4.5% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CJSC: Closed Joint Stock Company
JSC: Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
As of January 31, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	2,868,782	EUR	2,400,000	2/16/2018	113,568	Citigroup, Inc.
USD	3,227,583	MXN	63,260,000	2/16/2018	163,565	Toronto-Dominion Bank
Total unrealized appreciation					277,133
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
MXN	63,260,000	USD	3,279,321	2/16/2018	(111,827)	Toronto-Dominion Bank
EUR	6,900,000	USD	8,154,006	2/16/2018	(420,251)	Citigroup, Inc.
MXN	38,800,000	USD	2,065,260	3/23/2018	(2,681)	Citigroup, Inc.
Total unrealized depreciation					(534,759)

Currency Abbreviations
ARS	Argentine Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Bonds	$—	$77,291,777	$—	$77,291,777
Short-Term Investments (e)	7,570,459	—	—	7,570,459
Derivatives (f)
Forward Foreign Currency Contracts	—	277,133	—	277,133
Total	$7,570,459	$77,568,910	$—	$85,139,369
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Contracts	$—	$(534,759)	$—	$(534,759)
Total	$—	$(534,759)	$—	$(534,759)

There have been no transfers between fair value measurement levels during the period ended January 31, 2018.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Currency Contracts	$ (257,626)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Emerging Markets Fixed Income Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2018